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                    SUPPLEMENT DATED SEPTEMBER 30, 2009 TO

                      PROSPECTUS DATED JULY 20, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective November 2, 2009, certain Portfolios available for investment by Subaccounts offered in your contract will be renamed as listed below.

-------------------------------------------------------------------------------------------------------------------
                      Current Name                                                New Name
-------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust -- Genworth Legg Mason  Genworth Variable Insurance Trust -- Genworth Legg Mason
Partners Aggressive Growth Fund                           ClearBridge Aggressive Growth Fund
-------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust -- Genworth Western     Genworth Variable Insurance Trust -- Genworth Legg Mason
Asset Management Core Plus Fixed Income Fund              Western Asset Management Core Plus Bond Fund
-------------------------------------------------------------------------------------------------------------------

The prospectus is revised accordingly.

48928 SUPPA 09/30/09